Non-Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Schedule of Amounts Attributable to Non-Controlling Interests

	Group
	2017 £m	2016 £m
PSA Finance UK Limited	152	150
	152	150